Supplemental Oil and Gas Information (Unaudited) (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Oil [Member]
Schedule of product prices used for valuing the reserves
Product prices for reserves	91.22	92.75	75.99
NGL [Member]
Schedule of product prices used for valuing the reserves
Product prices for reserves	91.27	93.19	76.43
Natural Gas [Member]
Schedule of product prices used for valuing the reserves
Product prices for reserves	2.757	4.118	4.376